Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial assets [line items]
Other financial assets	$ 23,371,926	$ 15,235,484
Debtors forSaleof Foreign Currency [Member]
Disclosure of other financial assets [line items]
Other financial assets	397,058
Debtors for Cash sale of Government Securities to be Settled [Member]
Disclosure of other financial assets [line items]
Other financial assets	3,482,549
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	13,267,946
Mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	4,442,031
Premiums From Financial Guarantee Contracts [Member]
Disclosure of other financial assets [line items]
Other financial assets	298,923
Interest Accrued Receivable [Member]
Disclosure of other financial assets [line items]
Other financial assets	1,456,260
Fiduciary Participation Certificates [Member]
Disclosure of other financial assets [line items]
Other financial assets	12,038
Balances from Claims Pending Recovery [Member]
Disclosure of other financial assets [line items]
Other financial assets	15,121
Accumulated impairment [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	(64,838)
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Debtors forSaleof Foreign Currency [Member]
Disclosure of other financial assets [line items]
Other financial assets	397,058
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Debtors for Cash sale of Government Securities to be Settled [Member]
Disclosure of other financial assets [line items]
Other financial assets	3,482,549
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	13,324,323
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	4,442,031
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Premiums From Financial Guarantee Contracts [Member]
Disclosure of other financial assets [line items]
Other financial assets	298,923
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Interest Accrued Receivable [Member]
Disclosure of other financial assets [line items]
Other financial assets	1,456,260
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Fiduciary Participation Certificates [Member]
Disclosure of other financial assets [line items]
Other financial assets	12,038
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Balances from Claims Pending Recovery [Member]
Disclosure of other financial assets [line items]
Other financial assets	15,121
Financial assets impaired [member] | Gross carrying amount [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	$ 8,461